OPERATING ASSETS AND LIABILITIES - Leases (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 177	kr 205
Lease Liabilities
Current	26
Non-current	155
Total lease liabilities	181	kr 205	kr 205
Additions to right of use assets	0
Depreciation charge of right-of-use assets	28
Interest expense	7
Expense relating to short-term leases	6
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	173
Lease Liabilities
Depreciation charge of right-of-use assets	27
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4
Lease Liabilities
Depreciation charge of right-of-use assets	kr 1